Schedule of aggregate deferred tax assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
IncomeTaxDisclosureLineItems [Line Items]
Deferred tax assets, net
Less: valuation allowance	(10,583,836)		(10,180,736)
UNITED STATES
IncomeTaxDisclosureLineItems [Line Items]
Deferred tax assets, net	6,214,210	$ 5,600,000	5,575,673
SINGAPORE
IncomeTaxDisclosureLineItems [Line Items]
Deferred tax assets, net	3,650,526	$ 3,900,000	3,886,272
Other Countries [Member]
IncomeTaxDisclosureLineItems [Line Items]
Deferred tax assets, net	$ 719,100		$ 718,791